Long-Term Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Long-term Debt, Unclassified [Abstract]
2014	$ 0
2015	15.0
2016	115.0
2017	15.0
2018	755.0
Thereafter	1,600.0
Long-term debt	$ 2,500.0	$ 1,805.9